11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Income taxes at statutory rates with the reported taxes

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Loss for the year before income taxes	$(12,725,835)	$(13,484,781)	$(14,866,359)
Statutory rate	26.00%	25.75%	25.00%
Expected income tax recovery	(3,308,717)	(3,472,331)	(3,716,590)
Permanent differences and other	1,645,947	(78,811)	270,521
Difference in foreign tax rates and enacted tax rates	1,011,166	(366,039)	(577,544)
Effect of dissolution of subsidiaries	(4,065,731)	-	-
Change in valuation allowance	660,688	1,611,239	4,353,383
Withholding taxes	-	243,186	-
Total income tax expense (recovery)	$(4,056,647)	$(2,062,756)	$329,770

Current income tax expense (recovery)	$(123,255)	$319,112	$-
Deferred income tax expense (recovery)	(3,933,392)	(2,381,868)	329,770
Total income taxes	$(4,056,647)	$(2,062,756)	$329,770

Components of deferred income tax assets and liabilities

	Year Ended December 31, 2014	Year Ended December 31, 2013

Deferred income tax assets:
Non-capital loss carry forward	$19,506,412	$20,423,498
Resource expenditures	7,259,556	9,278,934
Equipment	152,063	144,776
Share issue and legal costs	70,341	149,596
Other	5,015,648	349,379
	32,004,020	30,346,183
Valuation allowance	(24,634,353)	(23,973,665)
Deferred income tax assets	$7,369,667	$6,372,518

Deferred income tax liabilities:
Foreign exchange on loan	$(1,441,120)	$-
Mineral property interests	(9,335,671)	(13,713,034)
Deferred income tax liabilities	$(10,776,791)	$(13,713,034)

Net deferred income tax liabilities	$(3,407,124)	$(7,340,516)